Investment Strategy - RAUB BROCK DIVIDEND GROWTH ETF	Sep. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of large-capitalization companies that Raub Brock Capital Management, LP, the Fund’s sub-adviser (the “Sub-Adviser” or “Raub Brock”) believes exhibit high quality characteristics and the potential for sustainable dividend growth. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of dividend-paying companies. The Fund defines equity securities to include common stock and depositary receipts (e.g., American Receipts (“ADRs”)). The Fund may, at times, have exposure to foreign companies, including those operating in emerging market countries, through its investments in ADRs.

The Sub-Adviser employs a combination of quantitative screening and fundamental, bottom-up research to identify dividend-paying companies it believes demonstrate durable business models, strong competitive positions, attractive growth characteristics, and reasonable valuations.

The Sub-Adviser constructs the Fund’s initial investable universe by screening for large-capitalization companies that have increased their dividends for at least five consecutive years and that meet minimum liquidity requirements, generally measured by average daily trading value in excess of $100 million. The Fund defines a large-capitalization company as a company with a market capitalization in excess of $10 billion. From this universe, the Sub-Adviser applies additional quantitative screens focused on growth characteristics (e.g., dividend growth, dividend growth capacity, and earnings growth) and quality characteristics (e.g., leverage, financial efficiency, financial stability, and earnings consistency).

Following the quantitative screening process, the Sub-Adviser conducts fundamental research on each remaining company, which may include an assessment of the company’s management, competitive position, business strategy, market environment, growth prospects, and valuation. Based on this analysis, the Sub-Adviser selects securities it believes offer attractive potential for the Fund’s portfolio. The Fund generally holds a portfolio of equity securities across a range of sectors and industries. From time to time, however, the Fund may invest a significant portion of its assets in one or more sectors based on where the Sub-Adviser identifies attractive investment opportunities through its investment process, taking into account prevailing market conditions.

The Sub-Adviser may sell a security for a variety of reasons, including when the issuer reduces or eliminates its dividend, when the Sub-Adviser believes a dividend reduction is likely, when dividend growth falls below the Sub-Adviser’s expectations, when the issuer’s financial condition or business prospects deteriorate, when the investment no longer fits the Fund’s strategy, when more attractive investment opportunities are identified, or to manage portfolio risk.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors. From time to time, the Fund may focus its investments in particular sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of dividend-paying companies.